Intangible assets and goodwill - Summary Of Reconciliation Of Carrying Amount (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 913		$ 1,180
Amortization for the year		236		261		$ 538
Impairment loss		8		28		28
Ending balance		675		913		1,180
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,457		2,436
Additions		3		6
Acquisitions – internally developed		9		12
Acquisition through business combination				5
Disposals/Write-off/Derecognition		(1)		(2)
Effects of movements in exchange rates		(5)			[1]
Ending balance		2,463		2,457		2,436
Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,544		1,256
Amortization for the year		236		261
Disposals/Write-off/Derecognition		(1)		(2)
Effects of movements in exchange rates		1		1
Impairment loss		8		28
Ending balance		1,788		1,544		1,256
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		41		39
Ending balance		26		41		39
Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		84		66
Additions		2		6
Acquisitions – internally developed		9		12
Acquisition through business combination				2
Disposals/Write-off/Derecognition		(1)		(2)
Effects of movements in exchange rates		(5)			[1]
Ending balance		89		84		66
Software [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		43		27
Amortization for the year		21		18
Disposals/Write-off/Derecognition		(1)		(2)
Effects of movements in exchange rates	[1]
Impairment loss		0		0
Ending balance		63		43		27
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		656		681
Ending balance		647		656		681
Goodwill [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		712		709
Additions		0		0
Acquisitions – internally developed		0		0
Acquisition through business combination				3
Disposals/Write-off/Derecognition		0		0
Effects of movements in exchange rates		0		0
Ending balance		712		712		709
Goodwill [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		56		28
Amortization for the year		0		0
Disposals/Write-off/Derecognition		0		0
Effects of movements in exchange rates		1		0
Impairment loss		8		28
Ending balance		65		56		28
Non Compete Agreement [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		214		456
Ending balance		0		214		456
Non Compete Agreement [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,644		1,644
Additions		0		0
Acquisitions – internally developed		0		0
Acquisition through business combination				0
Disposals/Write-off/Derecognition		0		0
Effects of movements in exchange rates		0		0
Ending balance		1,644		1,644		1,644
Non Compete Agreement [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,430		1,188
Amortization for the year		214		242
Disposals/Write-off/Derecognition		0		0
Effects of movements in exchange rates		0		0
Impairment loss		0		0
Ending balance		1,644		1,430		1,188
Other intangible assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2		4
Ending balance		2		2		4
Other intangible assets [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		17		17
Additions		1			[1]
Acquisitions – internally developed		0		0
Acquisition through business combination				0
Disposals/Write-off/Derecognition		0		0
Effects of movements in exchange rates	[1]
Ending balance		18		17		17
Other intangible assets [Member] | Accumulated Depreciation, Amortisation and Impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15		13
Amortization for the year		1		1
Disposals/Write-off/Derecognition		0		0
Effects of movements in exchange rates			[1]	1
Impairment loss		0		0
Ending balance		$ 16		$ 15		$ 13

[1]	Amount less than $1 million